Summary of Potentially Dilutive Securities (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Option [Member]
Summary of potentially dilutive securities
Securities excluded from the calculation of diluted net loss per common share	6,755	6,844
Restricted Stock [Member]
Summary of potentially dilutive securities
Securities excluded from the calculation of diluted net loss per common share	1,453	939
Warrants [Member]
Summary of potentially dilutive securities
Securities excluded from the calculation of diluted net loss per common share	2,841	3,591